Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Oct. 09, 2017
C000253781 [Member]
Account Value [Line Items]
Accumulated Value	$ 24,881	$ 21,806	$ 21,533	$ 16,799	$ 18,036	$ 17,230	$ 10,539	$ 11,574	$ 10,442	$ 10,000
Change Finance US Large Cap Fossil Fuel Free Index [Member]
Account Value [Line Items]
Accumulated Value	26,227	22,736	22,341	17,331	18,543	17,620	10,708	11,683	10,481	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	29,474	25,020	23,113	17,795	19,286	16,677	10,666	11,466	10,472	10,000
S&P 500 Equal Weight Total Return [Member]
Account Value [Line Items]
Accumulated Value	$ 23,552	$ 20,869	$ 20,050	$ 16,794	$ 17,924	$ 15,846	$ 9,234	$ 11,201	$ 10,447	$ 10,000